Guinness Atkinson Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	China: 2.7%
107,200	ANTA Sports Products Ltd	$1,034,930

	France: 8.2%
13,626	Danone SA	1,087,494
13,251	Publicis Groupe	1,085,138
3,578	Schneider Electric SE	947,596
		3,120,228
	Germany: 3.1%
4,069	Deutsche Boerse AG	1,181,115

	Ireland: 2.6%
11,207	Medtronic PLC	971,087

	Sweden: 5.0%
27,438	Assa Abloy AB-B	975,197
54,034	Atlas Copco	931,404
		1,906,601
	Switzerland: 8.0%
12,563	ABB Ltd.	993,788
10,860	Nestle SA	1,065,284
2,458	Roche Holding AG	967,581
		3,026,653
	Taiwan: 2.8%
3,101	Taiwan Semiconductor Manufacturing Co., Ltd.	1,047,983

	United Kingdom: 10.7%
217,647	Diageo PLC	1,076,793
13,563	Haleon PLC	913,363
16,282	Reckitt Benckiser Group PLC	904,886
35,539	Unilever PLC	1,164,652
		4,059,694
	United States: 55.1%
5,389	AbbVie Inc.	1,172,054
9,944	Aflac Inc.	1,090,956
5,191	Arthur J Gallagher & Co.	1,124,267
1,039	BlackRock Inc.	999,217
3,753	Broadcom Inc.	1,161,591
14,970	Cisco Systems Inc.	1,161,522
3,695	CME Group Inc.	1,091,318
3,231	Eaton Corp. PLC	1,155,632
7,656	Emerson Electric Co.	1,003,089
3,970	Illinois Tool Works Inc.	1,033,351
4,801	Johnson & Johnson	1,173,556
2,909	Microsoft Corp.	1,076,825
19,504	Mondelez International Inc.	1,124,211
12,781	Otis Worldwide Corp.	985,159

Guinness Atkinson Dividend Builder ETF

Schedule of Investments

at March 31, 2026 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	Common Stocks (Continued)
	United States (Continued)
12,373	Paychex Inc.	$1,139,801
7,071	PepsiCo Inc.	1,098,056
7,140	The Procter & Gamble Co.	1,031,302
5,635	Texas Instruments Inc.	1,093,979
15,224	The Coca-Cola Co.	1,157,785
		20,873,671

	Total Common Stocks (Cost $28,157,359)	37,221,962

	Total Investments in Securities (Cost $28,157,359): 98.2%	37,221,962
	Other Assets in Excess of Liabilities: 1.8%	690,360
	Total Net Assets - 100.0%	$37,912,322

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company